Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes
Schedule of pretax loss

	Years Ended September 30,
	2010	2011	2012
Domestic	$(16,249)	$(18,853)	$(15,858)
Foreign	326	(75)	(70)

Loss before taxes	$(15,923)	$(18,928)	$(15,928)

Schedule of (provision) benefit for income taxes

	Years Ended September 30,
	2010	2011	2012
Current
Federal	$(5,312)	$(4,922)	$(1,661)
State	(149)	(259)	(59)
Foreign	—	—	—

Total current	(5,461)	(5,181)	(1,720)

Deferred
Federal	$(180)	$(1,680)	$(3,903)
State	157	119	(85)
Foreign	(10)	(10)	(9)

Total deferred	(33)	(1,571)	(3,997)

Change in valuation allowance	5,494	6,752	5,717

Total	$—	$—	$—

Schedule of deferred tax assets and liabilities

	As of September 30,
	2011	2012
Property and equipment	$186	$150
Intangible assets	—	177
Deferred revenue	26	101
Accrued compensation	—	1,640
Share-based compensation	3,257	4,136
Accrued interest	—	657
Net operating loss carryforwards	26,306	28,022
Other	179	428

Deferred tax assets	29,954	35,311
Valuation allowance	(29,446)	(35,151)

Total deferred tax assets	508	160

Software	(456)	—
Convertible debt—beneficial conversion feature	—	(160)
Goodwill	—	(160)
Other	(52)	—

Total deferred tax liabilities	(508)	(320)

Net deferred tax liabilities	$—	$(160)

Schedule of reconciliation of statutory federal rate to effective income tax rate

	Years Ended September 30,
	2010	2011	2012
Tax provision (benefit) at the statutory rate	(35.0)%	(35.0)%	(35.0)%
State taxes, net of federal benefit	(1.1)	(1.8)	(1.2)
Other	1.6	1.1	0.3
Valuation allowance	34.5	35.7	35.9

Effective tax rate	0.0%	0.0%	0.0%